Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 2	€ 1	€ 5	€ 2
Losses	1	2	2	10
Net gains (losses) on derecognition of financial assets at amortized cost	€ 1	€ 0	€ 4	€ (8)